Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Mar. 02, 2013
Components of Cash, Cash Equivalents and Investments

The components of cash, cash equivalents and investments were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments

As at March 2, 2013
Bank balances	$431	$—	$—	—	$431	$431	$—	$—
Money market funds	5	—	—	—	5	5	—	—
Bankers’ acceptances/Bearer deposit notes	114	—	—	—	114	114	—	—
Non-U.S. government promissory notes	50	—	—	—	50	50	—	—
Term deposits/certificates	157	—	—	—	157	132	25	—
Commercial paper	629	—	—	—	629	534	95	—
Non-U.S. treasury bills/notes	282	—	—	—	282	233	49	—
U.S. treasury bills/notes	619	—	—	—	619	—	602	17
U.S. government sponsored enterprise notes	156	—	—	—	156	10	146	—
Non-U.S. government sponsored enterprise notes	26	—	—	—	26	26	—	—
Corporate notes/bonds	217	1	—	—	218	14	186	18
Asset-backed securities	102	—	—	—	102	—	2	100
Auction rate securities	41	1	—	(6)	36	—	—	36
Other investments	50	—	—	—	50	—	—	50

	$2,879	$2	$—	$(6)	$2,875	$1,549	$1,105	$221

As at March 3, 2012
Bank balances	$453	$—	$—	$—	$453	$453	$—	$—
Money market funds	5	—	—	—	5	5	—	—
Bankers’ acceptances	284	—	—	—	284	284	—	—
Term deposits/certificates	217	—	—	—	217	202	15	—
Commercial paper	402	—	—	—	402	355	47	—
Non-U.S. treasury bills/notes	71	—	—	—	71	71	—	—
U.S. treasury bills/notes	114	—	—	—	114	40	32	42
U.S. government sponsored enterprise notes	127	—	—	—	127	91	24	12
Non-U.S. government sponsored enterprise notes	18	—	—	—	18	10	8	—
Corporate notes/bonds	165	1	—	—	166	16	121	29
Asset-backed securities	109	—	—	—	109	—	—	109
Auction rate securities	41	1	—	(6)	36	—	—	36
Other investments	120	—	—	(11)	109	—	—	109

	$2,126	$2	$—	$(17)	$2,111	$1,527	$247	$337

Realized Gains and Losses on Available-for-Sale Securities

Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Realized gains	$11	$1	$2
Realized losses	—	—	—

Net realized gains	$11	$1	$2

Contractual Maturities of Available-for-Sale Investments

The contractual maturities of available-for-sale investments as at March 2, 2013 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$2,218	$2,219
Due in one to five years	134	134
Due after five years	35	36
No fixed maturity date	5	5

	$2,392	$2,394